CONDENSED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
CONDENSED STATEMENTS OF STOCKHOLDERS' EQUITY
Issuance costs			$ 1,223
Unrealized gain (loss) on marketable securities, tax expense (benefit)	$ 0	$ 0	$ 0	$ 0